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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05324
-----------------------------------------------------------------

                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2007 (UNAUDITED)

                                                                                    NUMBER OF
                                                                                     SHARES                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 57.0%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 9.2%
Bed Bath & Beyond, Inc.                                                                99,233                       $3,571 (a,h)
Carnival Corp.                                                                         62,131                        3,030 (h)
Comcast Corp. (Class A)                                                               182,272                        5,096 (a,h)
Corinthian Colleges, Inc.                                                               4,695                           76 (a,j)
Home Depot, Inc.                                                                       55,508                        2,184
Liberty Global, Inc. (Series C)                                                        35,895                        1,411 (a,j)
Liberty Media Holding Corp - Capital (Series A)                                        21,170                        2,491 (a)
Lowe's Companies, Inc.                                                                 86,185                        2,645 (h)
Omnicom Group, Inc.                                                                    34,692                        1,836
Staples, Inc.                                                                          61,286                        1,454
Target Corp.                                                                           37,532                        2,387
The Cheesecake Factory                                                                 32,481                          796 (a,h,j)
                                                                                                                    26,977

CONSUMER STAPLES - 6.7%
Alberto-Culver Co.                                                                      6,308                          150
Colgate-Palmolive Co.                                                                  58,662                        3,804 (h)
Kimberly-Clark Corp.                                                                    7,254                          485
PepsiCo, Inc.                                                                          96,509                        6,259 (h)
Procter & Gamble Co.                                                                   69,073                        4,227
The Coca-Cola Co.                                                                      82,001                        4,289 (h)
Wal-Mart Stores, Inc.                                                                  10,722                          516
                                                                                                                    19,730

ENERGY - 4.6%
EOG Resources, Inc.                                                                    18,923                        1,383
Exxon Mobil Corp.                                                                      63,077                        5,291
Halliburton Co.                                                                        28,385                          979
Schlumberger Ltd.                                                                      70,017                        5,947
                                                                                                                    13,600

FINANCIALS - 7.5%
Alleghany Corp.                                                                           917                          373 (a,j)
American International Group, Inc.                                                     98,402                        6,891 (h)
Citigroup, Inc.                                                                        83,260                        4,270
Federal National Mortgage Assoc.                                                       50,778                        3,317
HCC Insurance Holdings, Inc.                                                           24,091                          805
Metlife, Inc.                                                                          15,138                          976
State Street Corp.                                                                     58,032                        3,969 (e)
SunTrust Banks, Inc.                                                                   18,291                        1,568
                                                                                                                    22,169

HEALTHCARE - 10.4%
Abbott Laboratories                                                                    59,291                        3,175 (h)
Aetna, Inc.                                                                            49,887                        2,464 (h)
Amgen, Inc.                                                                            58,215                        3,219 (a,h)
Gilead Sciences, Inc.                                                                  45,412                        1,761 (a)
Lincare Holdings Inc.                                                                  26,176                        1,043 (a)
Medtronic Inc.                                                                         83,815                        4,347
Pfizer Inc.                                                                           150,500                        3,848
Resmed, Inc.                                                                           41,164                        1,698 (a,j)
UnitedHealth Group, Inc.                                                               90,235                        4,615
Wyeth                                                                                  75,061                        4,304
                                                                                                                    30,474

INDUSTRIALS - 3.9%
Dover Corp.                                                                            57,491                        2,941
Hexcel Corp.                                                                           18,498                          390 (a,j)
Southwest Airlines Co.                                                                173,466                        2,586 (j)
Textron Inc.                                                                           25,231                        2,778
United Technologies Corp.                                                              37,846                        2,684
                                                                                                                    11,379

INFORMATION TECHNOLOGY - 13.7%
Activision, Inc.                                                                       37,847                          707 (a,h)
Analog Devices, Inc.                                                                   30,593                        1,152 (h)
Automatic Data Processing, Inc.                                                        45,570                        2,209 (h)
Cisco Systems, Inc.                                                                   202,389                        5,637 (a,h)
eBay, Inc.                                                                             10,408                          335 (a)
EMC Corp.                                                                              39,453                          714 (a,h)
Intel Corp.                                                                           140,666                        3,342
Intuit Inc.                                                                            94,616                        2,846 (a)
Microsoft Corp.                                                                       113,537                        3,346
Molex, Inc. (Class A)                                                                  83,261                        2,211 (j)
NAVTEQ Corp.                                                                            3,154                          134 (a,j)
Oracle Corp.                                                                          176,616                        3,481 (a)
Paychex, Inc.                                                                          90,092                        3,524 (h)
QUALCOMM, Inc.                                                                        121,303                        5,263
Western Union Co.                                                                     153,596                        3,199
Yahoo! Inc.                                                                            74,431                        2,019 (a)
                                                                                                                    40,119

MATERIALS - 0.6%
Monsanto Co.                                                                           25,547                        1,725

TELECOMMUNICATION SERVICES - 0.4%
NII Holdings Inc. (Class B)                                                            16,313                        1,317 (a)

TOTAL DOMESTIC EQUITY                                                                                              167,490
(COST $142,812)

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 18.8%
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 18.4%

CONSUMER DISCRETIONARY - 1.4%
Accor S.A.                                                                              2,000                          176 (j)
DaimlerChrysler AG (Regd.)                                                              3,389                          313
Esprit Holdings Ltd.                                                                    8,000                          102
Hyundai Motor Co.                                                                       2,270                          179
Koninklijke Philips Electronics N.V.                                                   26,879                        1,137
LVMH Moet Hennessy Louis Vuitton S.A.                                                   3,882                          446 (j)
Reed Elsevier PLC                                                                      23,720                          306
Renault S.A.                                                                            1,298                          208
Sekisui Chemical Company Ltd.                                                           6,998                           54
Swatch Group AG                                                                           706                          200
Toyota Motor Corp.                                                                     15,246                          959
                                                                                                                     4,080

CONSUMER STAPLES - 1.2%
Diageo PLC                                                                             26,933                          559
Groupe Danone                                                                           2,124                          171
Metro AG                                                                                4,786                          397 (j)
Nestle S.A. (Regd.)                                                                     2,609                          988
Seven & I Holdings Company Ltd.                                                        13,800                          393 (j)
Shiseido Company Ltd.                                                                  26,000                          553 (j)
Tesco PLC                                                                              63,885                          534
                                                                                                                     3,595

ENERGY - 1.5%
Acergy S.A.                                                                            24,803                          558
BG Group, PLC                                                                          21,880                          358
China Petroleum & Chemical Corp.                                                      324,000                          362
ENI S.p.A.                                                                              4,407                          159 (j)
Paladin Resources Ltd.                                                                 46,594                          324 (a)
Petroleo Brasileiro S.A. ADR                                                            5,888                          628
Saipem S.p.A.                                                                          37,040                        1,261
Total S.A.                                                                             10,368                          839 (j)
                                                                                                                     4,489

FINANCIALS - 4.9%
Allianz AG (Regd.)                                                                      2,291                          536 (j)
AXA S.A.                                                                               11,730                          503 (j)
Banca Intesa S.p.A.                                                                    82,004                          610
Banco Santander Central Hispano S.A. (Regd.)                                           42,100                          772 (j)
Bank of Yokohama Ltd.                                                                  46,605                          325
BNP Paribas                                                                             8,364                          991 (j)
CapitaLand Ltd.                                                                        82,000                          435
Credit Agricole S.A.                                                                   13,479                          546 (j)
Credit Suisse Group, (Regd.)                                                           11,611                          822
Hongkong Land Holdings Ltd.                                                            63,999                          288
ICICI Bank Ltd. ADR                                                                     7,341                          361 (j)
ING Groep N.V.                                                                         12,738                          559
Jardine Matheson Holdings Ltd.                                                         10,107                          241 (h)
Kookmin Bank                                                                            4,287                          376
Lloyds TSB Group, PLC                                                                  30,398                          338
Mitsubishi Estate Company Ltd.                                                         35,982                          973
Mitsubishi UFJ Financial Group, Inc.                                                       91                        1,000 (h)
Nomura Holdings, Inc.                                                                  63,799                        1,235 (j)
Prudential PLC                                                                         42,835                          609
Reliance Capital Ltd. ADR                                                               1,221                           33 (a,b)
Royal Bank of Scotland Group, PLC                                                      73,080                          924
Sumitomo Realty & Development Company Ltd.                                              9,000                          292 (j)
Sun Hung Kai Properties Ltd.                                                           29,177                          352
Swiss Reinsurance                                                                       3,085                          280
UniCredito Italiano S.p.A.                                                            108,664                          968
                                                                                                                    14,369

HEALTHCARE - 0.7%
GlaxoSmithKline PLC                                                                    12,308                          320 (h)
Novartis AG (Regd.)                                                                     6,650                          372
Roche Holding AG                                                                        7,126                        1,258
                                                                                                                     1,950

INDUSTRIALS - 2.8%
ABB Ltd. (Regd.)                                                                       33,181                          746
Adecco S.A. (Regd.)                                                                     3,707                          286
Alstom                                                                                  2,716                          452 (a)
Asahi Glass Company Ltd.                                                               31,003                          417 (j)
Brambles Ltd.                                                                          14,586                          150 (a)
Canadian National Railway Co.                                                          12,729                          649 (j)
Chiyoda Corp.                                                                          20,369                          387 (j)
East Japan Railway Co.                                                                     79                          607
Group 4 Securicor PLC                                                                  51,931                          219
Group 4 Securicor PLC                                                                  61,951                          260
Komatsu Ltd.                                                                           18,358                          530
Larsen & Toubro Ltd.                                                                    5,297                          285 (h)
Mitsubishi Heavy Industries Ltd.                                                       51,000                          326
Orascom Construction Industries                                                         5,923                          388
Orkla ASA                                                                              14,830                          279
Sandvik AB                                                                             27,901                          561 (j)
Schneider Electric S.A.                                                                 2,148                          300
Siemens AG (Regd.)                                                                      6,609                          949
Smiths Group PLC                                                                        8,735                          207
Vinci S.A.                                                                              2,824                          210
                                                                                                                     8,208

INFORMATION TECHNOLOGY - 1.2%
Hoya Corp.                                                                             10,200                          337 (j)
Ibiden Company Ltd.                                                                     8,499                          547 (j)
Nidec Corp.                                                                             9,258                          542 (j)
Nokia OYJ                                                                              42,871                        1,201
Samsung Electronics Company Ltd.                                                          750                          459
Taiwan Semiconductor Manufacturing Company Ltd.                                       252,770                          541
                                                                                                                     3,627

MATERIALS - 2.2%
Bayer AG                                                                                9,678                          731
BHP Billiton PLC                                                                       51,040                        1,417
Holcim Ltd. (Regd.)                                                                     2,168                          233
Linde AG                                                                                5,672                          683 (j)
Novozymes (Series B)                                                                    1,732                          200
Potash Corp of Saskatchewan                                                            12,493                          978 (j)
Rio Tinto PLC (Regd.)                                                                   8,225                          629
Syngenta AG (Regd)                                                                      2,748                          534
Toray Industries Inc.                                                                 126,999                          936 (j)
                                                                                                                     6,341

TELECOMMUNICATION SERVICES - 1.6%
America Movil S.A. de C.V. ADR (Series L)                                              10,416                          645 (h)
Hellenic Telecommunications Organization S.A.                                          15,612                          483
Mobile Telesystems OJSC ADR                                                             4,770                          289 (a)
MTN Group, Ltd.                                                                        32,291                          440
Singapore Telecommunications Ltd.                                                     209,254                          466
Telenor ASA                                                                            59,189                        1,155
Vodafone Group, PLC                                                                   365,441                        1,223
                                                                                                                     4,701

UTILITIES - 0.9%
E.ON AG                                                                                 5,163                          865
National Grid PLC                                                                      24,280                          358
RWE AG                                                                                  2,986                          318 (j)
Suez S.A.                                                                               5,391                          308
Veolia Environnement                                                                    9,732                          763 (j)
                                                                                                                     2,612

TOTAL COMMON STOCK                                                                                                  53,972
(COST $36,690)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.4%
------------------------------------------------------------------------------------------------------------------------------------

Cia Vale do Rio Doce ADR                                                               27,645                        1,042 (h)
(COST $549)

------------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

Veolia Environnement                                                                    9,732                           14 (a)
(COST $0)

TOTAL FOREIGN EQUITY                                                                                                55,028
(COST $37,239)

                                                                                    PRINCIPAL
                                                                                     AMOUNT                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 24.8%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 2.4%
U.S. Treasury Bonds
4.50%                                                  02/15/36                           $70                          $63 (h)
4.75%                                                  02/15/37                         2,097                        1,978
U.S. Treasury Notes
4.50%                                                  04/30/12 - 05/15/17              1,465                        1,436
4.63%                                                  02/15/17                           415                          402 (h)
4.75%                                                  05/31/12                         1,474                        1,463
4.88%                                                  05/31/09                         1,690                        1,690
                                                                                                                     7,032

FEDERAL AGENCIES - 0.9%
Federal Home Loan Mortgage Corp.
4.75%                                                  03/05/12                         1,230                        1,202
4.88%                                                  02/09/10                           960                          953
5.00%                                                  02/16/17                           600                          580
                                                                                                                     2,735

AGENCY MORTGAGE BACKED - 6.5%
Federal Home Loan Mortgage Corp.
4.50%                                                  06/01/33 - 02/01/35                139                          126 (h)
5.00%                                                  07/01/35 - 10/01/35                831                          783 (h)
5.50%                                                  05/01/20                            16                           16 (h)
6.00%                                                  04/01/17 - 05/01/35                426                          426 (h)
6.50%                                                  01/01/27 - 07/01/36                294                          300 (h)
7.00%                                                  10/01/16 - 08/01/36                113                          116 (h)
7.50%                                                  11/01/09 - 09/01/33                 49                           50 (h)
8.00%                                                  07/01/26 - 11/01/30                 10                           10 (h)
8.50%                                                  04/01/30 - 05/01/30                 30                           32 (h)
Federal National Mortgage Assoc.
4.00%                                                  05/01/19 - 06/01/19                121                          112 (h)
4.50%                                                  05/01/18 - 02/01/35                898                          846 (h)
5.00%                                                  06/01/20 - 08/01/35                744                          704 (h)
5.01%                                                  07/01/35                           297                          297 (h,i)
5.10%                                                  08/01/35                           193                          192 (h,i)
5.26%                                                  04/01/37                            83                           82 (i)
5.44%                                                  04/01/37                             7                            7 (i)
5.50%                                                  04/01/14 - 08/01/35                586                          578 (h)
5.53%                                                  04/01/37                           104                          104 (i)
5.56%                                                  03/01/37                             7                            7 (i)
5.62%                                                  04/01/37                           186                          185 (i)
5.64%                                                  06/01/37                           140                          140 (i)
5.67%                                                  05/01/37                            55                           55 (i)
5.69%                                                  04/01/37                            66                           66 (i)
5.71%                                                  04/01/37                           267                          267 (i)
5.85%                                                  06/01/37                           170                          171 (i)
6.00%                                                  02/01/14 - 10/01/36                741                          737 (h)
6.50%                                                  12/01/14 - 08/01/36              1,203                        1,217 (h)
7.00%                                                  01/01/16 - 06/01/36                275                          286 (h)
7.50%                                                  12/01/09 - 03/01/34                 85                           87 (h)
8.00%                                                  12/01/11 - 11/01/33                 89                           93 (h)
8.50%                                                  05/01/31                             4                            4 (h)
9.00%                                                  06/01/09 - 12/01/22                 49                           52 (h)
5.00%                                                  TBA                              3,106                        2,938 (c,h)
5.50%                                                  TBA                              4,091                        3,964 (c,h)
6.00%                                                  TBA                              2,208                        2,184 (c,h)
6.50%                                                  TBA                                460                          464 (c)
Government National Mortgage Assoc.
4.50%                                                  08/15/33 - 09/15/34                214                          197 (h)
5.00%                                                  08/15/33                            56                           54 (h)
6.00%                                                  04/15/30 - 09/15/36                 91                           91 (h)
6.50%                                                  06/15/24 - 07/15/36                139                          141 (h)
7.00%                                                  03/15/12 - 10/15/36                149                          153 (h)
7.50%                                                  07/15/23 - 04/15/28                 43                           45 (h)
8.00%                                                  05/15/30                             2                            2 (h)
8.50%                                                  10/15/17                            44                           47 (h)
9.00%                                                  11/15/16 - 12/15/21                 41                           44 (h)
5.50%                                                  TBA                                530                          514 (c)
                                                                                                                    18,986

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
Collateralized Mortgage Obligation Trust (Class B)
5.77%                                                  11/01/18                             3                            3 (d,f,h)
Federal Home Loan Mortgage Corp.
1.13%                                                  04/15/37                           276                           13 (g,i)
1.33%                                                  10/15/18 - 04/25/37                411                           20 (g,h,i)
1.43%                                                  05/15/37                           374                           17 (g,i)
1.83%                                                  12/15/30                           369                           15 (g,h,i)
1.88%                                                  09/15/36                           259                           18 (g,i)
2.46%                                                  09/15/36                           258                           23 (g,h,i)
3.98%                                                  12/15/33                            50                           38 (h,i)
4.50%                                                  04/15/13 - 03/15/19                329                           30 (g,h)
5.00%                                                  12/15/13 - 12/01/34              1,885                          379 (g,h)
5.10%                                                  06/15/33                           264                          239 (h,i)
5.50%                                                  04/15/17 - 06/15/33                243                           40 (g,h)
5.50%                                                  04/15/26 - 12/15/36                882                          870
6.00%                                                  03/15/28                           247                          249 (h)
7.50%                                                  01/15/16                            17                           18 (h)
7.50%                                                  07/15/27                            42                            9 (g,h)
8.00%                                                  04/15/20                             2                            2 (h)
8.00%                                                  02/01/23 - 07/01/24                  8                            2 (g,h)
24.46%                                                 09/25/43                           542                            6 (d,g,h,i)
Federal Home Loan Mortgage Corp. REMICS
6.00%                                                  01/15/30                           275                          277
Federal Home Loan Mortgage STRIPS
7.24%                                                  08/01/27                             2                            1 (d,f,h)
Federal National Mortgage Assoc STRIPS (Class 2)
7.50%                                                  11/01/23                            85                           23 (g,h)
8.00%                                                  08/01/23 - 07/01/24                 18                            5 (g,h)
8.50%                                                  03/01/17 - 07/25/22                  8                            1 (g,h)
9.00%                                                  05/25/22                             3                            1 (g,h)
Federal National Mortgage Assoc.
1.13%                                                  05/25/37 - 06/25/37              3,584                          178 (g,i)
1.19%                                                  12/25/42                           147                            5 (g,h,i)
1.45%                                                  03/25/37                           218                           14 (g,i)
1.88%                                                  06/25/36 - 07/25/37              3,398                          226 (g,h,i)
2.18%                                                  05/25/18                           840                           51 (g,h,i)
2.28%                                                  09/25/42                           393                           21 (g,h,i)
2.33%                                                  04/25/17 - 10/25/17                186                           10 (g,h,i)
2.38%                                                  08/25/16                            40                            2 (g,h,i)
2.78%                                                  06/25/42                            98                            6 (g,h,i)
4.00%                                                  02/25/28                             8                            8 (h)
4.50%                                                  05/25/18                            56                            5 (g,h)
4.75%                                                  11/25/14                            36                            2 (g,h)
5.00%                                                  02/25/32                            28                            2 (g,h)
5.50%                                                  03/25/29 - 03/25/33                295                          293
8.00%                                                  07/25/14                            15                           16 (h)
Federal National Mortgage Assoc. (Class 2)
5.50%                                                  12/01/33 - 05/25/37                 53                           14 (g)
Federal National Mortgage Assoc. (Class S)
1.78%                                                  02/25/31                           115                            5 (g,h,i)
Federal National Mortgage Assoc. REMIC
1.88%                                                  01/25/37                           686                           44 (g,h,i)
4.50%                                                  11/25/13                            68                            3 (g,h)
4.91%                                                  03/25/31                           111                          104 (h,i)
5.00%                                                  10/25/22                            60                           10 (g,h)
Federal National Mortgage Assoc. REMIC (Class B)
6.13%                                                  12/25/22                             3                            3 (d,f,h)
Federal National Mortgage Assoc. STRIPS (Class 2)
5.00%                                                  08/01/34                           699                          182 (g)
                                                                                                                     3,503

ASSET BACKED - 2.3%
Bank One Issuance Trust
3.59%                                                  05/17/10                            25                           25 (h)
Bear Stearns Asset Backed Securities Inc. (Class A)
5.69%                                                  01/25/34                            13                           13 (h,i)
Capital One Master Trust (Class C)
6.70%                                                  06/15/11                           100                          101 (b,h)
Carmax Auto Owner Trust
4.35%                                                  03/15/10                            64                           63 (h)
Chase Credit Card Master Trust (Class A)
5.43%                                                  07/15/10                           120                          120 (h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.82%                                                  03/25/32                            30                           30 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                                  04/07/10                            59                           58 (h)
Countrywide Asset-Backed Certificates
5.75%                                                  05/25/33                             7                            7 (h,i)
Countrywide Asset-Backed Certificates (Class A)
5.98%                                                  04/25/32                            24                           24 (h,i)
Fleet Credit Card Master Trust II (Class A)
5.46%                                                  04/15/10                           180                          180 (h,i)
Fleet Home Equity Loan Trust (Class A)
5.57%                                                  01/20/33                            20                           20 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                  10/15/10                            69                           68 (h)
Mid-State Trust
7.54%                                                  07/01/35                            13                           14 (h)
Peco Energy Transition Trust
6.52%                                                  12/31/10                            45                           46 (h)
Residential Asset Mortgage Products, Inc.
5.56%                                                  03/25/34                             5                            5 (h,i)
Residential Asset Mortgage Products, Inc. (Class A)
5.88%                                                  06/25/32                            25                           25 (h,i)
Residential Asset Securities Corp.
5.82%                                                  07/25/32                            11                           11 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                                  07/25/30                            24                           23 (h,i)
Superior Wholesale Inventory Financing Trust (Class A)
5.50%                                                  06/15/10                         1,000                        1,002 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                                  10/20/10                            43                           43 (h)
Washington Mutual Master Note Trust
5.35%                                                  05/15/14                         5,000                        5,000 (b,i)
Wells Fargo Home Equity Trust
3.97%                                                  05/25/34                            29                           28 (h,i)
                                                                                                                     6,906

CORPORATE NOTES - 7.7%
Abbey National PLC
7.95%                                                  10/26/29                            80                           96 (h)
AES Eastern Energy LP
9.67%                                                  01/02/29                           100                          125 (h)
AES Ironwood LLC
8.86%                                                  11/30/25                           117                          129 (h)
Air Jamaica Ltd.
9.38%                                                  07/08/15                           100                          107 (b,h)
Allied World Assurance Holdings Ltd.
7.50%                                                  08/01/16                            60                           63 (h)
American Electric Power Company, Inc. (Series C)
5.38%                                                  03/15/10                           340                          338 (h)
American Electric Power Company, Inc. (Series D)
5.25%                                                  06/01/15                            35                           34 (h)
American International Group, Inc.
6.25%                                                  05/01/36                           100                          102 (h)
American Railcar Industries, Inc.
7.50%                                                  03/01/14                            25                           25 (h)
Amgen Inc.
5.85%                                                  06/01/17                            90                           89 (b,h)
Aramark Corp.
8.50%                                                  02/01/15                            80                           81 (b,h)
Arizona Public Service Co.
6.25%                                                  08/01/16                            80                           80 (h)
AT&T, Inc.
4.13%                                                  09/15/09                           155                          151 (h)
BAC CAP TRUST V
5.63%                                                  03/08/35                            80                           71 (h)
Banco Mercantil del Norte S.A.
6.14%                                                  10/13/16                           210                          210 (b,h,i)
Banco Santander Chile
5.38%                                                  12/09/14                            90                           88 (b,h)
Basell AF SCA
8.38%                                                  08/15/15                           200                          192 (b,h)
BellSouth Corp.
4.20%                                                  09/15/09                            75                           73 (h)
6.55%                                                  06/15/34                            75                           75 (h)
BJ Services Co.
5.75%                                                  06/01/11                            80                           80 (h)
Bristol-Myers Squibb Co.
5.88%                                                  11/15/36                            60                           56 (h)
British Telecommunications PLC
8.63%                                                  12/15/10                            30                           33 (h)
Cablevision Systems Corp.
8.00%                                                  04/15/12                            30                           30 (h)
Cadbury Schweppes US Finance LLC
3.88%                                                  10/01/08                            75                           73 (b,h)
Capital One Bank
6.50%                                                  06/13/13                            40                           41 (h)
Carolina Power & Light Co.
5.15%                                                  04/01/15                            40                           38 (h)
5.70%                                                  04/01/35                            20                           19 (h)
6.13%                                                  09/15/33                            35                           35 (h)
Chaoda Modern Agriculture
7.75%                                                  02/08/10                            75                           70 (b,h)
Chesapeake Energy Corp.
6.63%                                                  01/15/16                           105                          101 (b,h)
Chubb Corp.
6.00%                                                  05/11/37                            75                           72 (h)
CIT Group, Inc.
5.13%                                                  09/30/14                            90                           84 (h)
Citigroup, Inc.
5.13%                                                  02/14/11 - 05/05/14                200                          195 (h)
Citizens Communications Co.
7.13%                                                  03/15/19                           240                          227 (h)
Clarendon Alumina Production Ltd.
8.50%                                                  11/16/21                           200                          212 (b,h)
Clear Channel Communications, Inc.
4.25%                                                  05/15/09                            50                           48 (h)
4.50%                                                  01/15/10                           230                          220 (h)
CMS Energy Corp.
7.75%                                                  08/01/10                            75                           78 (h)
Commonwealth Bank of Australia
6.02%                                                  03/29/49                            80                           78 (b,h,i)
Constellation Brands, Inc.
7.25%                                                  05/15/17                           160                          156 (b)
Consumers Energy Co.
5.15%                                                  02/15/17                            50                           47 (h)
Corrections Corp of America
7.50%                                                  05/01/11                            90                           91 (h)
COX Communications, Inc.
7.13%                                                  10/01/12                            35                           37 (h)
7.75%                                                  11/01/10                            70                           74 (h)
CRH America, Inc.
6.00%                                                  09/30/16                            55                           54 (h)
CSC Holdings, Inc. (Series B)
8.13%                                                  07/15/09                           110                          112 (h)
CSX Corp.
6.15%                                                  05/01/37                            90                           86 (h)
CSX Transportation, Inc.
9.75%                                                  06/15/20                             8                           10 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                                  06/04/08                            50                           49 (h)
DBS Bank Ltd.
5.00%                                                  11/15/19                            90                           85 (b,h,i)
Deluxe Corp.
3.50%                                                  10/01/07                           160                          158 (h)
Denny's Holdings Inc.
10.00%                                                 10/01/12                           160                          169 (h)
Dex Media West LLC
8.50%                                                  08/15/10                           265                          275 (h)
Dillard's, Inc.
6.63%                                                  11/15/08                           230                          231
Dominion Resources, Inc. (Series B)
6.30%                                                  09/30/66                           395                          396 (h,i)
Dover Corp.
6.50%                                                  02/15/11                            55                           57 (h)
6.65%                                                  06/01/28                            35                           37 (h)
Duke Energy Corp.
5.38%                                                  01/01/09                            60                           60 (h)
Dynegy Holdings Inc.
7.75%                                                  06/01/19                           150                          140 (b,h)
Echostar DBS Corp.
7.00%                                                  10/01/13                           230                          227 (h)
Edison Mission Energy
7.00%                                                  05/15/17                           160                          151 (b)
EI Du Pont de Nemours & Co.
4.88%                                                  04/30/14                            60                           57 (h)
El Paso Electric Co.
6.00%                                                  05/15/35                            45                           42 (h)
Embarq Corp.
7.08%                                                  06/01/16                            80                           80 (h)
Empresa Energetica de Sergipe and Sociedade
Anonima de Eletrificaao da Paraiba
10.50%                                                 07/19/13                            55                           61 (b,h)
Equistar Chemicals LP
8.75%                                                  02/15/09                           150                          155 (h)
Federated Retail Holdings Inc.
5.35%                                                  03/15/12                           165                          162
FirstEnergy Corp. (Series B)
6.45%                                                  11/15/11                           120                          123 (h)
Freescale Semiconductor Inc.
8.88%                                                  12/15/14                           160                          153 (b,h)
Gaz Capital for Gazprom
6.51%                                                  03/07/22                           100                           99 (b)
Georgia Gulf Corp.
9.50%                                                  10/15/14                            75                           75
GMAC LLC
5.13%                                                  05/09/08                           230                          227 (h)
5.85%                                                  01/14/09                            10                           10 (h)
Goldman Sachs Group, Inc.
6.60%                                                  01/15/12                           590                          612 (h)
GTE Corp.
6.94%                                                  04/15/28                           100                          102 (h)
7.51%                                                  04/01/09                            55                           57 (h)
Harrah's Operating Company, Inc.
5.38%                                                  12/15/13                           120                          102 (h)
HCA Inc.
9.13%                                                  11/15/14                           225                          237 (b,h)
Hexion US Finance Corp.
9.75%                                                  11/15/14                           160                          166
Hospira, Inc.
5.55%                                                  03/30/12                            90                           89
HSBC Bank USA NA
4.63%                                                  04/01/14                           100                           93 (h)
HSBC Capital Funding LP
4.61%                                                  12/29/49                           100                           94 (b,h,i)
HSBC Capital Funding LP (Series 1)
9.55%                                                  12/31/49                            85                           94 (b,h,i)
HSBC Finance Corp.
6.75%                                                  05/15/11                            50                           52 (h)
Hutchison Whampoa Finance CI Ltd. (Series C)
7.50%                                                  08/01/27                           220                          242 (b,h)
Hydro Quebec
8.50%                                                  12/01/29                           120                          161 (h)
Idearc, Inc.
8.00%                                                  11/15/16                           150                          152
IIRSA Norte Finance Ltd.
8.75%                                                  05/30/24                           107                          124 (b,h)
Industrias Unidas S.A.
11.50%                                                 11/15/16                           100                          105 (b,h)
ING Capital Funding TR III
8.44%                                                  12/29/49                            95                          103 (i)
ING Groep N.V.
5.78%                                                  12/29/49                           375                          362 (i)
Inmarsat Finance PLC
7.25%                                                  11/15/12                           245                          234 (d,k)
International Steel Group Inc.
6.50%                                                  04/15/14                            75                           76 (h)
IPSCO, Inc.
8.75%                                                  06/01/13                            65                           69 (h)
iStar Financial, Inc. (REIT)
7.00%                                                  03/15/08                            50                           50 (h)
JBS S.A.
9.38%                                                  02/07/11                           100                          104 (h)
JP Morgan Chase & Co.
7.00%                                                  11/15/09                           110                          114 (h)
JP Morgan Chase Bank
5.88%                                                  06/13/16                            75                           75 (h)
Kansas Gas & Electric
5.65%                                                  03/29/21                            45                           43 (h)
Kazkommerts International BV
7.00%                                                  11/03/09                            90                           90 (b,h)
Landsbanki Islands
6.06%                                                  08/25/09                           100                          101 (b,h,i)
Libbey Glass Inc.
12.38%                                                 06/01/11                           105                          116 (i)
Lloyds TSB Group PLC
6.27%                                                  12/31/49                           100                           95 (b,h,i)
Majestic Star Casino LLC
9.50%                                                  10/15/10                           155                          161 (h)
Marfrig Overseas Ltd.
9.63%                                                  11/16/16                           100                          105 (b,h)
Markel Corp.
7.35%                                                  08/15/34                            35                           36 (h)
MBIA, Inc.
5.70%                                                  12/01/34                            50                           46 (h)
Mediacom LLC
9.50%                                                  01/15/13                           145                          148 (h)
Metropolitan Life Global Funding I
4.25%                                                  07/30/09                           105                          103 (b,h)
MGM Mirage
7.50%                                                  06/01/16                           100                           95 (h)
Midamerican Energy Holdings Co.
6.13%                                                  04/01/36                            55                           53 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                                  12/29/49                            95                           99 (h)
Mohegan Tribal Gaming Authority
6.38%                                                  07/15/09                            10                           10 (h)
8.00%                                                  04/01/12                           140                          145 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                                  07/29/49                           100                           98 (h,i)
Munich Re America Corp. (Series B)
7.45%                                                  12/15/26                            55                           61 (h)
Nakilat Inc.
6.27%                                                  12/31/33                           100                           95 (b,h)
Nelnet, Inc.
5.13%                                                  06/01/10                            65                           63 (h)
Nevada Power Co. (Series N)
6.65%                                                  04/01/36                            40                           40 (h)
Nexen Inc.
6.40%                                                  05/15/37                           135                          130
Nisource Finance Corp.
5.45%                                                  09/15/20                            80                           73 (h)
7.88%                                                  11/15/10                            30                           32 (h)
Norfolk Southern Corp.
6.00%                                                  04/30/08                            50                           50 (h)
8.63%                                                  05/15/10                           100                          108 (h)
Norfolk Southern Railway Co.
9.75%                                                  06/15/20                            22                           28 (h)
Nortel Networks Ltd.
10.75%                                                 07/15/16                            75                           83 (b,h)
Northeast Utilities (Series B)
3.30%                                                  06/01/08                            35                           34 (h)
Northern States Power Co.
6.25%                                                  06/01/36                            30                           31 (h)
NorthWestern Corp.
5.88%                                                  11/01/14                           100                           97 (h)
Ohio Power Co. (Series E)
6.60%                                                  02/15/33                            35                           36 (h)
ONEOK Partners LP
5.90%                                                  04/01/12                            55                           55 (h)
OPTI Canada Inc.
8.25%                                                  12/15/14                           150                          152 (b,h)
Orion Power Holdings Inc.
12.00%                                                 05/01/10                           150                          170 (h)
Owens Brockway Glass Container Inc.
8.88%                                                  02/15/09                           120                          122 (h)
Pacific Bell
7.13%                                                  03/15/26                            35                           37 (h)
Pacific Gas & Electric Co.
5.80%                                                  03/01/37                           120                          112
PanAmSat Corp.
9.00%                                                  08/15/14                           120                          125 (h)
Pemex Finance Ltd.
9.03%                                                  02/15/11                            60                           64 (h)
Pemex Project Funding Master Trust
6.13%                                                  08/15/08                           160                          161 (h)
7.38%                                                  12/15/14                            15                           16 (h)
7.88%                                                  02/01/09                            35                           36 (h)
Petrobras International Finance Co.
6.13%                                                  10/06/16                           150                          147 (h)
Playtex Products, Inc.
8.00%                                                  03/01/11                            75                           77 (h)
PNC Preferred Funding Trust I
6.52%                                                  12/31/49                           270                          273 (b,h,i)
Potomac Edison Co.
5.35%                                                  11/15/14                            40                           39 (h)
Prudential Financial, Inc.
5.70%                                                  12/14/36                            90                           83 (h)
6.10%                                                  06/15/17                            60                           61
Public Service Company of Colorado
7.88%                                                  10/01/12                            95                          105 (h)
Puget Sound Energy, Inc.
3.36%                                                  06/01/08                            35                           34 (h)
5.48%                                                  06/01/35                            55                           48 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                                  06/01/67                           120                          120 (i)
Pulte Homes, Inc.
4.88%                                                  07/15/09                            70                           68 (h)
Quebecor World Capital Corp.
4.88%                                                  11/15/08                           230                          223 (h)
Rabobank Capital Funding II
5.26%                                                  12/31/49                           165                          158 (b,h,i)
Rede Empresas de Energia Eletrica S.A.
11.13%                                                 04/02/49                           100                          104 (b)
Reichhold Industries, Inc.
9.00%                                                  08/15/14                            75                           77 (b,h)
Reliant Energy, Inc.
7.88%                                                  06/15/17                            60                           58
Residential Capital LLC
6.38%                                                  06/30/10                           120                          118 (h)
6.46%                                                  04/17/09                           120                          120 (i)
Resona Bank Ltd.
5.85%                                                  09/29/49                           200                          191 (b,h,i)
Rock-Tenn Co.
8.20%                                                  08/15/11                           160                          165
Rouse Company LP (REIT)
6.75%                                                  05/01/13                            80                           80 (b,h)
Royal Bank of Scotland Group PLC
5.00%                                                  10/01/14                            70                           67 (h)
Sabine Pass LNG LP
7.25%                                                  11/30/13                           110                          109 (b,h)
7.50%                                                  11/30/16                           140                          139 (b)
Security Benefit Life Insurance
8.75%                                                  05/15/16                            60                           69 (b,h)
Seitel, Inc.
9.75%                                                  02/15/14                           160                          158 (b)
Sierra Pacific Resources
8.63%                                                  03/15/14                           240                          258 (h)
Simon Property Group, L.P. (REIT)
4.60%                                                  06/15/10                            55                           54 (h)
SLM Corp.
4.50%                                                  07/26/10                           230                          213 (h)
5.66%                                                  01/27/14                           735                          637 (i)
Southern Copper Corp.
7.50%                                                  07/27/35                           100                          107 (h)
Southern Natural Gas Co.
5.90%                                                  04/01/17                            40                           39 (b)
Sovereign Capital Trust VI
7.91%                                                  06/13/36                           175                          187 (h)
Sprint Capital Corp.
7.63%                                                  01/30/11                           360                          379
Stallion Oilfield Finance Corp.
9.75%                                                  02/01/15                           150                          153 (b,h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                  12/03/14                            90                           87 (i)
Station Casinos Inc.
7.75%                                                  08/15/16                            10                           10 (h)
Stewart Enterprises, Inc.
6.25%                                                  02/15/13                            70                           67 (h)
Swift Energy Co.
7.13%                                                  06/01/17                           160                          152
Telecom Italia Capital S.A.
6.20%                                                  07/18/11                           115                          117 (h)
Telefonica Emisiones SAU
5.86%                                                  02/04/13                           375                          374
Tennessee Gas Pipeline Co.
7.63%                                                  04/01/37                            35                           38 (h)
8.38%                                                  06/15/32                            60                           70 (h)
Tesoro Corp.
6.50%                                                  06/01/17                            45                           44 (b)
Titan Petrochemicals Group Ltd.
8.50%                                                  03/18/12                           100                           95 (b,h)
TNK-BP Finance S.A.
6.13%                                                  03/20/12                           100                           98 (b)
Tronox Worldwide LLC
9.50%                                                  12/01/12                           105                          109 (h)
UBS Preferred Funding Trust I
8.62%                                                  10/29/49                            70                           76 (i)
United Overseas Bank Ltd.
5.38%                                                  09/03/19                           100                           96 (b,h,i)
Valspar Corp.
5.63%                                                  05/01/12                            60                           59
VeraSun Energy Corp.
9.38%                                                  06/01/17                           210                          195 (b)
Verizon Global Funding Corp.
7.25%                                                  12/01/10                           120                          126 (h)
Verizon Pennsylvania, Inc.
8.35%                                                  12/15/30                            40                           46 (h)
8.75%                                                  08/15/31                            55                           67 (h)
Weatherford International, Inc.
5.95%                                                  06/15/12                            95                           96 (b)
Wells Fargo & Co.
5.25%                                                  12/01/07                            65                           65 (h)
Wells Fargo Bank NA
5.95%                                                  08/26/36                            80                           78 (h)
Westar Energy, Inc.
7.13%                                                  08/01/09                            30                           31 (h)
Westlake Chemical Corp.
6.63%                                                  01/15/16                           145                          137 (h)
Windstream Corp.
8.63%                                                  08/01/16                           160                          169 (h)
Wisconsin Electric Power
5.70%                                                  12/01/36                            20                           19 (h)
                                                                                                                    22,528


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
Banc of America Commercial Mortgage Inc.
4.13%                                                  07/10/42                           100                           97 (h)
5.32%                                                  10/10/11                            87                           86 (h)
5.69%                                                  03/10/17                           400                          396
Banc of America Commercial Mortgage Inc. (Class A)
5.79%                                                  05/11/35                           193                          194 (h)
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                                  04/10/17                           100                           97 (h)
Banc of America Funding Corp.
5.74%                                                  03/20/36                            50                           49 (h,i)
5.84%                                                  02/20/36                           100                           99 (h,i)
Banc of America Mortgage Securities (Class B)
5.38%                                                  01/25/36                            50                           48 (h,i)
Bank of America Alternative Loan Trust
6.50%                                                  07/25/35                            75                           75 (h)
Bear Stearns Commercial Mortgage Securities
5.48%                                                  10/12/41                           145                          144 (h,i)
5.53%                                                  10/12/41                           145                          143 (h,i)
5.58%                                                  03/11/39                            39                           39 (h,i)
6.02%                                                  02/14/31                           100                          101 (h)
Bear Stearns Commercial Mortgage Securities (Class A)
5.66%                                                  06/11/40                           800                          801 (i)
CalSTRS Trust
4.13%                                                  11/20/12                           149                          148 (b,h)
Citigroup Mortgage Loan Trust, Inc.
6.07%                                                  08/25/36                            95                           94 (h,i)
Countrywide Alternative Loan Trust
5.98%                                                  05/25/36                            25                           21 (h,i)
6.00%                                                  03/25/36 - 08/25/36                 96                           68 (h)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                  05/25/36 - 08/25/36                 45                           33 (h)
Countrywide Home Loan Mortgage Pass Through Trust
5.47%                                                  02/25/47                           107                          106 (h,i)
Countrywide Home Loan Mortgage Pass Through Trust
(Class M)
5.50%                                                  12/25/35                            44                           41 (h)
Credit Suisse Mortgage Capital Certificates
5.47%                                                  09/15/39                           128                          124 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                  02/25/36                            25                           23 (h,i)
CS First Boston Mortgage Securities Corp.
5.25%                                                  08/25/34                            41                           40 (h)
5.33%                                                  10/25/35                            44                           41 (h,i)
5.75%                                                  07/15/37                         1,185                           29 (b,d,h,i)
CS First Boston Mortgage Securities Corp. (Class A)
5.44%                                                  09/15/34                           100                           99
6.53%                                                  06/15/34                           100                          103 (h)
DLJ Commercial Mortgage Corp.
6.24%                                                  11/12/31                           339                          341 (h)
DLJ Commercial Mortgage Corp. (Class A)
7.18%                                                  11/10/33                            92                           96 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                  05/15/35                           304                          306 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.71%                                                  12/10/41                         1,813                           37 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                                  04/10/37                            90                           89 (h)
Indymac INDA Mortgage Loan Trust
5.15%                                                  01/25/36                           100                           96 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                                  01/25/36                           100                           98 (h,i)
Indymac Index Mortgage Loan Trust
5.36%                                                  06/25/35                            73                           72 (h,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.27%                                                  01/12/39                         1,006                           32 (b,h,i)
5.75%                                                  02/12/49                           600                          594 (i)
6.47%                                                  11/15/35                            64                           66 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                                  09/15/27                           144                          140 (h,i)
5.42%                                                  02/15/40                           100                           97
5.64%                                                  01/18/12                         1,497                           37 (d,h,i)
5.85%                                                  01/15/36                           497                           31 (b,d,h)
6.23%                                                  03/15/26                            87                           88 (h)
6.85%                                                  10/15/35                           541                           22 (b,d,h,i)
7.47%                                                  03/15/36                         1,277                           35 (b,d,h,i)
7.49%                                                  02/15/40                         1,254                           26 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.65%                                                  11/15/27                           116                          120 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                  07/14/16                            26                           27 (b,h)
LB-UBS Commercial Mortgage Trust (Class X)
7.29%                                                  12/15/39                         1,089                           19 (b,d,h,i)
Master Alternative Loans Trust
5.00%                                                  08/25/18                            53                            9 (g,h)
6.50%                                                  08/25/34 - 05/25/35                222                          223 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                                  01/25/35                            61                           62 (h)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                                  05/12/39                           300                          301 (h,i)
Merrill Lynch/Countrywide Commercial Mortgage Trust
(Class A)
5.49%                                                  03/12/51                           400                          388 (i)
5.75%                                                  06/12/50                           300                          297 (i)
MLCC Mortgage Investors, Inc.
5.38%                                                  02/25/36                            50                           49 (h,i)
Morgan Stanley Capital I
5.28%                                                  12/15/43                            58                           57 (h,i)
5.33%                                                  12/15/43                            58                           56 (h,i)
5.39%                                                  11/12/41                           162                          156 (h,i)
5.44%                                                  02/20/44                           500                          489 (b,i)
5.45%                                                  02/12/44                            63                           61 (i)
5.69%                                                  04/15/49                           300                          295 (i)
5.71%                                                  07/20/44                           100                          100 (h)
6.53%                                                  03/15/31                           210                          212 (h)
Morgan Stanley Capital I (Class A)
5.36%                                                  02/12/44                            74                           73 (i)
Morgan Stanley Dean Witter Capital I
7.20%                                                  10/15/33                           194                          201 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                                  03/15/30                           209                          210 (h)
Opteum Mortgage Acceptance Corp.
5.62%                                                  02/25/35                           271                          271 (h,i)
PNC Mortgage Acceptance Corp. (Class A)
6.36%                                                  03/12/34                           200                          204 (h)
Residential Accredit Loans, Inc.
6.00%                                                  01/25/36                           245                          233 (h)
Residential Asset Securitization Trust (Class A)
5.50%                                                  05/25/35                           114                          114 (h,i)
Structured Asset Securities Corp. (Class X)
2.16%                                                  02/25/28                            85                            3 (i)
Wachovia Bank Commercial Mortgage Trust
5.34%                                                  12/15/43                           400                          383
5.42%                                                  04/15/47                           500                          492
Wells Fargo Mortgage Backed Securities Trust
5.50%                                                  01/25/36 - 03/25/36                198                          185 (h)
                                                                                                                    10,932

SOVEREIGN BONDS - 0.1%
Government of Argentina
7.00%                                                  04/17/17                            95                           83
Government of Bahamas
6.63%                                                  05/15/33                            50                           54 (b,h)
Government of Canada
7.50%                                                  09/15/29                            90                          110 (h)
Government of Manitoba Canada
4.90%                                                  12/06/16                            60                           58 (h)
Government of Panama
6.70%                                                  01/26/36                            55                           56 (h)
                                                                                                                       361

TOTAL BONDS AND NOTES                                                                                               72,983
 (COST $74,859)

                                                                                    NUMBER OF                         VALUE
                                                                                     SHARES
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.8%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                      27,117                    $     981 (m)
Industrial Select Sector SPDR Fund                                                    113,354                        4,425 (m)

TOTAL EXCHANGE TRADED FUNDS                                                                                          5,406
 (COST $3,751)

TOTAL INVESTMENTS IN SECURITIES                                                                                    300,907
 (COST $258,661)

                                                                                   NUMBER OF                         VALUE
                                                                                    SHARES
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.4%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.4%
GEI Short Term Investment Fund
5.55%                                                                               1,061,744                       $1,062 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 7.0%
State Street Navigator Securities Lending Prime
Portfolio
5.36%                                                                              20,728,043                       20,728 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                        21,790
 (COST $21,790)

TOTAL INVESTMENTS                                                                                                  322,697
 (COST $258,661)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (9.8)%                                                               (28,896)
                                                                                                               -----------
NET ASSETS - 100.0%                                                                                            $   293,801
                                                                                                               ===========


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The Elfun Diversified Fund had the following long futures contracts open at June
30, 2007 (unaudited):

                                                                                               CURRENT       UNREALIZED
                                                                                 NUMBER OF     NOTIONAL     APPRECIATION/
DESCRIPTION                                                EXPIRATION DATE       CONTRACTS      VALUE       DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
90 Day Sterling Futures                                     December 2007          14         $ 3,291          $(11)
Eurodollar Futures                                         September 2007          48          11,360              1
U S Treasury Notes 10Yr. Futures                           September 2007          31           3,277             18


The Elfun Diversified Fund had the following Short futures contracts open at June 30, 2007 (unaudited):

                                                                                               CURRENT       UNREALIZED
                                                                                 NUMBER OF     NOTIONAL     APPRECIATION/
DESCRIPTION                                                EXPIRATION DATE       CONTRACTS      VALUE       DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                      September 2007            34       $(12,881)           $(46)
                                                                                                                  ----
                                                                                                                  $(38)
                                                                                                                  =====

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30,2007 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30,2007, these securities amounted to $12,086 or 4.11% of net assets for the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30,2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30,2007.

(j)      All or a portion of the security is out on loan.

(k)      Step coupon Bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

+        Percentages are based on net assets as of June 30,2007.

*        Less than 0.1%

**       Amount is less than $500



         Abbreviations:

ADR      American Depositary Receipt
GDR      Global Depositary Receipt
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poor's Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/RONALD R. PRESSMAN
       Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
       Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 22, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 22, 2007